COMMITMENTS AND CONTINGENCIES	12 Months Ended
Oct. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
18.   COMMITMENTS AND CONTINGENCIES

Other Purchase Commitments.  Typically, we can cancel contracts with professional services suppliers without penalties. For those contracts that are not cancelable without penalties, there are termination fees and costs or commitments for continued spending that we are obligated to pay to a supplier under each contract's termination period before such contract can be cancelled. Our contractual obligations with these suppliers under "other purchase commitments" were approximately $136 million.

Contingencies: We are involved in lawsuits, claims, investigations and proceedings, including, but not limited to, intellectual property, commercial, real estate, environmental and employment matters, which arise in the ordinary course of business. There are no matters pending that we currently believe are reasonably possible of having a material impact to our business, consolidated financial condition, results of operations or cash flows.